SEGMENTED INFORMATION (Schedule of Segment Information for Assets and Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Current assets	$ 134,861	$ 122,804
Plant and equipment	68,617	71,211
Mineral rights and properties	238,920	232,080
Investment in an associate	38,703	38,001
Other investments	9,253	6,132
Reclamation deposits	7,953	5,712
Long-term prepaids and deposits	769	954
Total assets	499,076	476,894
Current liabilities	37,873	32,307
Deferred income tax liabilities	34,334	33,310
Environmental rehabilitation	13,688	13,098	$ 12,186
Total liabilities	85,895	78,715
Mining Henan Luoning [Member]
Disclosure of operating segments [line items]
Current assets	66,992	82,567
Plant and equipment	47,600	47,933
Mineral rights and properties	197,274	194,635
Investment in an associate
Other investments
Reclamation deposits	5,330	5,544
Long-term prepaids and deposits	369	311
Total assets	317,565	330,990
Current liabilities	27,000	22,419
Deferred income tax liabilities	33,337	32,382
Environmental rehabilitation	11,623	10,929
Total liabilities	71,960	65,730
Mining Hunan [Member]
Disclosure of operating segments [line items]
Current assets	1,540	1,833
Plant and equipment	4,319	4,911
Mineral rights and properties	7,222	7,470
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits	104	108
Total assets	13,185	14,322
Current liabilities	1,391	1,652
Deferred income tax liabilities	997	928
Environmental rehabilitation	998	989
Total liabilities	3,386	3,569
Mining Guangdong [Member]
Disclosure of operating segments [line items]
Current assets	11,870	7,911
Plant and equipment	15,354	16,988
Mineral rights and properties	26,670	29,749
Investment in an associate
Other investments
Reclamation deposits	2,616	160
Long-term prepaids and deposits	170	325
Total assets	56,680	55,133
Current liabilities	4,036	3,485
Deferred income tax liabilities
Environmental rehabilitation	774	887
Total liabilities	4,810	4,372
Mining Other [Member]
Disclosure of operating segments [line items]
Current assets	529	699
Plant and equipment	255	137
Mineral rights and properties	7,754	226
Investment in an associate
Other investments		4,863
Reclamation deposits
Long-term prepaids and deposits	126	210
Total assets	8,664	6,135
Current liabilities	2,548	2,745
Deferred income tax liabilities
Environmental rehabilitation	293	293
Total liabilities	2,841	3,038
Administrative Beijing [Member]
Disclosure of operating segments [line items]
Current assets	5,435	1,574
Plant and equipment	932	1,104
Mineral rights and properties
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits
Total assets	6,367	2,678
Current liabilities	1,102	474
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	1,102	474
Administrative Vancouver [Member]
Disclosure of operating segments [line items]
Current assets	48,495	28,220
Plant and equipment	157	138
Mineral rights and properties
Investment in an associate	38,703	38,001
Other investments	9,253	1,269
Reclamation deposits	7	8
Long-term prepaids and deposits
Total assets	96,615	67,636
Current liabilities	1,796	1,532
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	$ 1,796	$ 1,532